Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Expense)

The components of income tax benefit (expense) are as follows:

	For the Year Ended December 31,
	2016	2015	2014
Current income taxes:
Federal	$—	$—	$(31)
State	—	—	—

Total income tax benefit (expense)	—	—	(31)
Deferred income taxes:
Federal	5,737	77	156
State	(162)	(681)	33

Total deferred income tax benefit (expense)	5,575	(604)	189

Total income tax benefit (expense)	$5,575	$(604)	$158

Schedule of Effective Income Tax Rate Reconciliation

The actual income tax benefit (expense) differs from the expected amount computed by applying the federal statutory corporate tax rate of 35% as follows:

	For the Year Ended December 31,
	2016	2015	2014
Expected tax benefit (expense) ad federal statutory rate	$18,428	$11,353	$5,108
State income tax benefit (expense), net of federal benefit	(105)	(680)	32
Pass-through entities(1)	(12,499)	(11,315)	(5,010)
Valuation allowance	(234)	—	—
Other	(15)	38	28

Total income tax benefit (expense)	$5,575	$(604)	$158

(1)	Our predecessor was a pass-through entity for federal income tax purposes.

Components of Net Deferred Income Tax Liabilities

The components of net deferred income tax liabilities are as follows:

	For the Year Ended December 31,
	2016	2015
Deferred income tax assets:
Tax carryovers	$2,597	$60
Asset retirement obligation	4,083	8
Derivatives	8,184	—
Other	870	—

Total deferred income tax assets	15,734	68
Valuation allowance	232	—

Net deferred income tax assets	15,502	68
Deferred income tax liabilities:
Property, plant and equipment	127,835	882
Derivatives	—	25
Other	219	13

Total deferred income tax liabilities	128,054	920

Net deferred income tax liabilities	112,552	852